(18) Stock Options and Warrants: All Options and Warrants (Details) (USD $)	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Details
Warrants granted for accrued expenses	129,649	54,500
Expense related to the vesting and re-pricing of all stock options and warrants granted in prior years	$ 399,751	$ 1,472,732
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	7,644
Compensation Expense Associated With Unvested Warrants	$ 71,250